Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.00%
Australia: 7.24%
ANZ Group Holdings Ltd. (Financials, Banks)	28,324	$464,870
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	12,597	333,835
BHP Group Ltd. (Materials, Metals & mining)	24,761	719,568
BHP Group Ltd. Class DI (Materials, Metals & mining)	16,822	484,592
BlueScope Steel Ltd. (Materials, Metals & mining)	14,748	200,771
Brambles Ltd. (Industrials, Commercial services & supplies)	15,197	147,408
Coles Group Ltd. (Consumer staples, Consumer staples distribution & retail)	15,293	161,221
Commonwealth Bank of Australia (Financials, Banks)	15,302	1,013,108
CSL Ltd. (Health care, Biotechnology)	3,580	634,497
Dexus (Real estate, Office REITs)	32,606	163,735
Fortescue Metals Group Ltd. (Materials, Metals & mining)	10,852	150,686
Glencore PLC (Materials, Metals & mining)	116,393	621,414
Goodman Group (Real estate, Industrial REITs)	8,609	130,307
Macquarie Group Ltd. (Financials, Capital markets)	1,929	221,894
National Australia Bank Ltd. (Financials, Banks)	33,647	631,373
Newcrest Mining Ltd. (Materials, Metals & mining)	7,114	119,986
Origin Energy Ltd. (Utilities, Electric utilities)	37,136	209,582
Pilbara Minerals Ltd. (Materials, Metals & mining)	59,028	178,614
Qantas Airways Ltd. (Industrials, Passenger airlines)†	49,436	189,309
QBE Insurance Group Ltd. (Financials, Insurance)	12,403	120,387
Rio Tinto Ltd. (Materials, Metals & mining)	2,702	197,661
Santos Ltd. (Energy, Oil, gas & consumable fuels)	25,281	125,641
Scentre Group (Real estate, Retail REITs)	91,324	162,727
Sonic Healthcare Ltd. (Health care, Health care providers & services)	5,525	115,130
South32 Ltd. (Materials, Metals & mining)	59,291	130,620
Stockland (Real estate, Diversified REITs)	71,363	196,056
Transurban Group (Industrials, Transportation infrastructure)	24,003	206,229
Washington H Soul Pattinson & Co. Ltd. (Financials, Financial services)	6,366	136,161
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	5,342	186,463
Westpac Banking Corp. (Financials, Banks)	44,766	636,684
Woodside Energy Group Ltd. (Energy, Oil, gas & consumable fuels)	12,666	303,821
Woolworths Group Ltd. (Consumer staples, Consumer staples distribution & retail)	7,132	176,206
		9,470,556
Austria: 0.29%
Erste Group Bank AG (Financials, Banks)	6,639	237,351
Verbund AG (Utilities, Electric utilities)	1,693	138,787
		376,138
Belgium: 0.56%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	4,505	256,463
KBC Group NV (Financials, Banks)†	5,684	373,258
Umicore SA (Materials, Chemicals)	3,916	103,907
		733,628
China: 0.08%
SITC International Holdings Co. Ltd. (Industrials, Marine transportation)	56,000	104,397
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Denmark: 3.25%
AP Moller - Maersk AS Class A (Industrials, Marine transportation)	121	$216,892
Carlsberg AS Class B (Consumer staples, Beverages)	1,024	148,391
Demant AS (Health care, Health care equipment & supplies)†	3,175	130,130
DSV AS (Industrials, Air freight & logistics)	2,242	426,506
Genmab AS (Health care, Biotechnology)†	940	361,060
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	15,063	2,792,082
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)†	648	67,297
Vestas Wind Systems AS (Industrials, Electrical equipment)†	4,880	112,878
		4,255,236
Finland: 0.83%
Elisa Oyj (Communication services, Diversified telecommunication services)	3,174	155,807
Kone Oyj Class B (Industrials, Machinery)	2,480	112,946
Metso Oyj (Industrials, Machinery)	10,182	117,309
Nokia Oyj (Information technology, Communications equipment)	35,572	142,217
Nordea Bank Abp (Financials, Banks)	39,673	435,485
Stora Enso Oyj Class R (Materials, Paper & forest products)	9,586	122,188
		1,085,952
France: 11.83%
Air Liquide SA (Materials, Chemicals)	3,204	579,715
Amundi SA (Financials, Capital markets)144A	2,617	156,218
Arkema SA (Materials, Chemicals)	1,286	134,762
AXA SA (Financials, Insurance)	16,409	494,204
BNP Paribas SA (Financials, Banks)†	13,197	854,461
Bollore SE (Communication services, Entertainment)	20,170	119,527
Capgemini SE (Information technology, IT services)	1,971	368,356
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	13,346	255,716
CIE de Saint-Gobain (Industrials, Building products)	6,418	418,675
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	3,006	94,234
Credit Agricole Corporate & Investment Bank SA (Financials, Banks)	23,542	297,552
Danone SA (Consumer staples, Food products)	2,457	143,417
Dassault Aviation SA (Industrials, Aerospace & defense)	800	157,534
Dassault Systemes SE (Information technology, Software)	4,324	171,654
Edenred (Financials, Financial services)	4,122	262,997
Eiffage SA (Industrials, Construction & engineering)	3,239	320,735
Engie SA (Utilities, Multi-utilities)	32,620	526,682
EssilorLuxottica SA (Health care, Health care equipment & supplies)	2,898	546,472
Hermes International (Consumer discretionary, Textiles, apparel & luxury goods)	273	562,689
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	433	232,039
Legrand SA (Industrials, Electrical equipment)	3,486	344,362
L’Oreal SA (Consumer staples, Personal care products)	1,973	868,178
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	2,379	2,017,818
Orange SA (Communication services, Diversified telecommunication services)	20,269	227,655
Pernod Ricard SA (Consumer staples, Beverages)	573	112,586
Publicis Groupe SA (Communication services, Media)	4,390	343,027
Safran SA (Industrials, Aerospace & defense)	3,074	494,327
See accompanying notes to portfolio of investments
2 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
France (continued)
Sanofi (Health care, Pharmaceuticals)	9,317	$996,548
Schneider Electric SE (Industrials, Electrical equipment)	4,439	763,314
Societe Generale SA (Financials, Banks)	6,554	186,306
Teleperformance (Industrials, Professional services)	1,024	141,961
Thales SA (Industrials, Aerospace & defense)	1,108	161,957
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	19,395	1,221,269
Veolia Environnement SA (Utilities, Multi-utilities)	4,521	141,482
Vinci SA (Industrials, Construction & engineering)	5,714	637,938
Wendel SE (Financials, Financial services)	1,260	115,382
		15,471,749
Germany: 7.51%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	748	149,582
Allianz SE (Financials, Insurance)	5,155	1,254,078
BASF SE (Materials, Chemicals)	4,711	239,021
Bayer AG (Health care, Pharmaceuticals)	6,063	332,271
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	4,730	498,383
Beiersdorf AG (Consumer staples, Personal care products)	1,132	148,280
Brenntag SE (Industrials, Trading companies & distributors)	1,645	133,318
Daimler Truck Holding AG (Industrials, Machinery)	4,397	154,909
Deutsche Bank AG (Financials, Capital markets)	15,764	171,826
Deutsche Boerse AG (Financials, Capital markets)	1,420	252,293
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	30,853	660,478
DHL Group (Industrials, Air freight & logistics)	10,533	492,094
E.ON SE (Utilities, Multi-utilities)	32,226	397,666
GEA Group AG (Industrials, Machinery)	3,453	136,291
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	13,157	471,018
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	7,860	575,643
Merck KGaA (Health care, Pharmaceuticals)	984	177,122
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials, Insurance)	1,116	433,470
Puma SE (Consumer discretionary, Textiles, apparel & luxury goods)	2,141	143,939
RWE AG (Utilities, Independent power and renewable electricity producers)	6,063	250,222
SAP SE (Information technology, Software)	8,600	1,201,300
Siemens AG (Industrials, Industrial conglomerates)	6,200	933,686
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	2,794	140,122
Talanx AG (Financials, Insurance)†	4,220	283,938
Telefonica Deutschland Holding AG (Communication services, Diversified telecommunication services)	47,612	90,556
Zalando SE (Consumer discretionary, Specialty retail)144A†	3,226	100,501
		9,822,007
Hong Kong: 2.19%
AIA Group Ltd. (Financials, Insurance)	90,000	817,102
BOC Hong Kong Holdings Ltd. (Financials, Banks)	83,500	232,111
CK Asset Holdings Ltd. (Real estate, Real estate management & development)	32,500	179,442
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Hong Kong (continued)
Henderson Land Development Co. Ltd. (Real estate, Real estate management & development)	51,000	$140,143
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	14,300	554,324
Hongkong Land Holdings Ltd. (Real estate, Real estate management & development)	37,740	133,977
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	3,100	147,436
New World Development Co. Ltd. (Real estate, Real estate management & development)	99,000	210,312
Sino Land Co. Ltd. (Real estate, Real estate management & development)	146,000	167,366
Sun Hung Kai Properties Ltd. (Real estate, Real estate management & development)	13,500	152,002
WH Group Ltd. (Consumer staples, Food products)144A	252,500	130,076
		2,864,291
Ireland: 0.73%
CRH PLC (Materials, Construction materials)	6,731	387,710
DCC PLC (Industrials, Industrial conglomerates)	7,648	419,221
Smurfit Kappa Group PLC (Materials, Containers & packaging)	3,560	149,702
		956,633
Israel: 0.94%
Bank Hapoalim BM (Financials, Banks)	20,055	166,323
Check Point Software Technologies Ltd. (Information technology, Software)†	1,806	243,069
Israel Discount Bank Ltd. Class A (Financials, Banks)	43,688	218,839
Monday.com Ltd. (Information technology, Software)†	739	131,128
Nice Ltd. (Information technology, Software)†	725	143,359
Teva Pharmaceutical Industries Ltd. ADR (Health care, Pharmaceuticals)†	16,108	157,214
Wix.com Ltd. (Information technology, IT services)†	1,662	164,156
		1,224,088
Italy: 2.14%
Amplifon SpA (Health care, Health care providers & services)	3,769	122,771
Assicurazioni Generali SpA (Financials, Insurance)	17,683	366,810
ENEL SpA (Utilities, Electric utilities)	66,166	445,550
Intesa Sanpaolo SpA (Financials, Banks)	108,157	289,916
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	3,693	250,842
Prysmian SpA (Industrials, Electrical equipment)	5,339	218,779
Snam SpA (Utilities, Gas utilities)	105,493	544,961
Terna - Rete Elettrica Nazionale (Utilities, Electric utilities)	15,573	128,676
UniCredit SpA (Financials, Banks)	17,574	430,007
		2,798,312
Japan: 21.70%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	1,400	176,185
Aeon Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	8,300	172,224
ANA Holdings, Inc. (Industrials, Passenger airlines)†	5,400	122,107
Astellas Pharma, Inc. (Health care, Pharmaceuticals)	22,400	340,938
Bandai Namco Holdings, Inc. (Consumer discretionary, Leisure products)	5,400	125,522
BayCurrent Consulting, Inc. (Industrials, Professional services)	3,500	120,592
Bridgestone Corp. (Consumer discretionary, Automobile components)	6,500	252,906
See accompanying notes to portfolio of investments
4 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	12,600	$310,724
Central Japan Railway Co. (Industrials, Ground transportation)	4,600	590,907
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	27,100	362,277
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	13,800	257,182
Daiichi Sankyo Co. Ltd. (Health care, Pharmaceuticals)	13,400	395,935
Daikin Industries Ltd. (Industrials, Building products)	1,600	277,398
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	12,200	339,432
Disco Corp. (Information technology, Semiconductors & semiconductor equipment)	1,300	256,837
FANUC Corp. (Industrials, Machinery)	5,200	148,428
Fast Retailing Co. Ltd. (Consumer discretionary, Specialty retail)	1,500	345,166
FUJIFILM Holdings Corp. (Information technology, Technology hardware, storage & peripherals)	3,800	224,978
Hakuhodo DY Holdings, Inc. (Communication services, Media)	12,200	116,009
Hitachi Ltd. (Industrials, Industrial conglomerates)	6,600	439,743
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	24,900	804,871
Hoya Corp. (Health care, Health care equipment & supplies)	3,300	366,415
Isuzu Motors Ltd. (Consumer discretionary, Automobiles)	10,500	134,953
ITOCHU Corp. (Industrials, Trading companies & distributors)	14,100	530,295
Itochu Techno-Solutions Corp. (Information technology, IT services)†	7,600	225,918
Japan Metropolitan Fund Invest (Real estate, Retail REITs)	300	201,656
Japan Post Holdings Co. Ltd. (Financials, Insurance)	20,600	158,151
Japan Post Insurance Co. Ltd. (Financials, Insurance)	9,200	148,438
Japan Tobacco, Inc. (Consumer staples, Tobacco)	9,000	197,388
KDDI Corp. (Communication services, Wireless telecommunication services)	4,200	124,850
Keyence Corp. (Information technology, Electronic equipment, instruments & components)	1,700	707,131
Kintetsu Group Holdings Co. Ltd. (Industrials, Ground transportation)	5,300	167,894
Kobayashi Pharmaceutical Co. Ltd. (Consumer staples, Personal care products)	1,900	94,050
Komatsu Ltd. (Industrials, Machinery)	5,400	154,026
M3, Inc. (Health care, Health care technology)	4,000	79,824
Marubeni Corp. (Industrials, Trading companies & distributors)	13,300	217,972
MatsukiyoCocokara & Co. (Consumer staples, Consumer staples distribution & retail)	2,400	141,448
Mazda Motor Corp. (Consumer discretionary, Automobiles)	13,900	146,409
Mitsubishi Corp. (Industrials, Trading companies & distributors)	19,500	964,446
Mitsubishi HC Capital, Inc. (Financials, Financial services)	25,900	168,561
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	2,600	147,785
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	57,900	463,017
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	16,300	608,554
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	8,200	295,323
NEC Corp. (Information technology, IT services)	4,900	258,850
Nexon Co. Ltd. (Communication services, Entertainment)	10,300	209,334
Nintendo Co. Ltd. (Communication services, Entertainment)	15,800	680,564
NIPPON EXPRESS HOLDINGS, Inc. (Industrials, Air freight & logistics)	2,700	140,461
Nippon Steel Corp. (Materials, Metals & mining)	11,500	272,453
Nippon Telegraph & Telephone Corp. (Communication services, Diversified telecommunication services)	220,000	254,483
Nissan Motor Co. Ltd. (Consumer discretionary, Automobiles)	66,000	281,610
Nisshin Seifun Group, Inc. (Consumer staples, Food products)	5,200	68,639
Nitori Holdings Co. Ltd. (Consumer discretionary, Specialty retail)	1,000	114,231
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Nitto Denko Corp. (Materials, Chemicals)	3,700	$253,007
Nomura Research Institute Ltd. (Information technology, IT services)	4,200	120,808
Obic Co. Ltd. (Information technology, IT services)	2,500	435,238
Odakyu Electric Railway Co. Ltd. (Industrials, Ground transportation)	10,200	151,849
Olympus Corp. (Health care, Health care equipment & supplies)	13,200	178,773
Omron Corp. (Information technology, Electronic equipment, instruments & components)	2,100	101,583
Ono Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	13,300	252,434
Open House Group Co. Ltd. (Consumer discretionary, Household durables)	3,600	121,885
Oriental Land Co. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	6,600	238,107
Otsuka Corp. (Information technology, IT services)	4,600	205,347
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	11,500	438,359
Pan Pacific International Holdings Corp. (Consumer discretionary, Broadline retail)	9,800	195,636
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	26,000	300,127
Persol Holdings Co. Ltd. (Industrials, Professional services)	8,600	147,476
Recruit Holdings Co. Ltd. (Industrials, Professional services)	14,900	534,575
Renesas Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)†	10,400	175,162
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	8,700	136,484
Sekisui House Ltd. (Consumer discretionary, Household durables)	13,800	281,748
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	6,900	283,645
Shimano, Inc. (Consumer discretionary, Leisure products)	600	88,250
Shin-Etsu Chemical Co. Ltd. (Materials, Chemicals)	27,000	864,586
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	6,000	264,628
SMC Corp. (Industrials, Machinery)	300	145,572
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	8,400	377,869
Sompo Holdings, Inc. (Financials, Insurance)	7,500	327,176
Sony Group Corp. (Consumer discretionary, Household durables)	10,800	901,516
Subaru Corp. (Consumer discretionary, Automobiles)	13,500	260,684
SUMCO Corp. (Information technology, Semiconductors & semiconductor equipment)	12,100	161,921
Sumitomo Corp. (Industrials, Trading companies & distributors)	23,400	482,330
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	3,400	156,125
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	3,800	149,785
Sysmex Corp. (Health care, Health care equipment & supplies)	2,100	111,874
Takeda Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	11,200	347,019
Terumo Corp. (Health care, Health care equipment & supplies)	5,200	157,721
TIS, Inc. (Information technology, IT services)	4,000	94,491
Toho Co. Ltd. (Communication services, Entertainment)	10,200	389,436
Tokio Marine Holdings, Inc. (Financials, Insurance)	25,900	574,448
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	2,500	370,717
Tokyo Gas Co. Ltd. (Utilities, Gas utilities)	5,900	136,941
Toyota Motor Corp. (Consumer discretionary, Automobiles)	79,500	1,374,222
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	6,800	406,378
Trend Micro, Inc. (Information technology, Software)	2,800	119,105
USS Co. Ltd. (Consumer discretionary, Specialty retail)	14,600	255,333
See accompanying notes to portfolio of investments
6 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	2,700	$141,667
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	7,800	154,853
Z Holdings Corp. (Communication services, Interactive media & services)	35,100	105,617
		28,377,997
Luxembourg: 0.32%
ArcelorMittal SA (Materials, Metals & mining)†	10,321	274,530
Eurofins Scientific SE (Health care, Life sciences tools & services)	2,246	138,431
		412,961
Netherlands: 5.16%
ABN AMRO Bank NV (Financials, Banks)144A	7,731	113,969
Adyen NV (Financials, Financial services)144A†	151	126,487
Aegon NV (Financials, Insurance)	24,438	125,607
Airbus SE (Industrials, Aerospace & defense)	2,585	379,476
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	3,551	2,340,737
Ferrari NV (Consumer discretionary, Automobiles)	798	253,536
Heineken Holding NV (Consumer staples, Beverages)	1,596	127,893
Heineken NV (Consumer staples, Beverages)	1,396	135,965
IMCD NV (Industrials, Trading companies & distributors)	1,214	167,512
ING Groep NV (Financials, Banks)	30,971	439,943
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	10,381	339,669
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	6,207	139,996
OCI NV (Materials, Chemicals)†	7,662	194,082
Prosus NV (Consumer discretionary, Broadline retail)†	4,918	340,128
QIAGEN NV (Health care, Life sciences tools & services)†	2,785	127,410
Randstad NV (Industrials, Professional services)	2,547	149,637
Stellantis NV (Consumer discretionary, Automobiles)	29,333	546,321
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	9,074	429,637
Wolters Kluwer NV (Industrials, Professional services)	2,291	276,248
		6,754,253
New Zealand: 0.14%
Spark New Zealand Ltd. (Communication services, Diversified telecommunication services)	60,631	183,483
Norway: 1.13%
DNB Bank ASA (Financials, Banks)	27,390	542,560
Equinor ASA (Energy, Oil, gas & consumable fuels)	5,159	159,258
Gjensidige Forsikring ASA (Financials, Insurance)	8,082	125,809
Mowi ASA (Consumer staples, Food products)	8,859	160,820
Norsk Hydro ASA (Materials, Metals & mining)	27,410	152,368
Orkla ASA (Consumer staples, Food products)	21,832	166,907
Salmar ASA (Consumer staples, Food products)	3,382	165,415
		1,473,137
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Portugal: 0.12%
Jeronimo Martins SGPS SA (Consumer staples, Consumer staples distribution & retail)	6,027	$153,581
Singapore: 1.46%
DBS Group Holdings Ltd. (Financials, Banks)	21,300	524,836
Genting Singapore Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	634,900	411,068
Jardine Cycle & Carriage Ltd. (Industrials, Industrial conglomerates)	5,700	140,955
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	38,700	359,381
Sea Ltd. ADR (Communication services, Entertainment)†	3,566	134,188
Singapore Airlines Ltd. (Industrials, Passenger airlines)†	30,000	152,503
United Overseas Bank Ltd. (Financials, Banks)	9,100	191,501
		1,914,432
Spain: 2.91%
Amadeus IT Group SA (Consumer discretionary, Hotels, restaurants & leisure)	2,954	202,761
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	84,672	667,122
Banco Santander SA (Financials, Banks)	135,679	529,939
CaixaBank SA (Financials, Banks)	58,802	238,087
Enagas SA (Utilities, Gas utilities)	9,914	169,263
Iberdrola SA (Utilities, Electric utilities)	52,103	619,217
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	12,698	486,875
Naturgy Energy Group SA (Utilities, Gas utilities)	6,420	186,151
Red Electrica Corp. SA (Utilities, Electric utilities)	12,358	201,073
Repsol SA (Energy, Oil, gas & consumable fuels)	10,552	162,706
Telefonica SA (Communication services, Diversified telecommunication services)	81,259	336,945
		3,800,139
Sweden: 2.93%
Assa Abloy AB Class B (Industrials, Building products)	15,068	339,799
Atlas Copco AB Class A (Industrials, Machinery)	37,092	491,070
Epiroc AB Class A (Industrials, Machinery)	7,575	145,709
Essity AB Class B (Consumer staples, Household products)	11,156	260,546
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	1,891	204,878
Getinge AB Class B (Health care, Health care equipment & supplies)	10,084	175,320
H & M Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	9,220	141,039
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	12,631	112,945
Holmen AB Class B (Materials, Paper & forest products)	4,535	172,105
Indutrade AB (Industrials, Machinery)	5,724	110,156
Investor AB Class B (Financials, Financial services)	9,613	185,350
Lifco AB Class B (Industrials, Industrial conglomerates)	7,017	128,695
Nibe Industrier AB Class B (Industrials, Building products)	19,541	146,676
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	31,464	365,406
Svenska Handelsbanken AB Class A (Financials, Banks)	19,611	163,644
Swedbank AB Class A (Financials, Banks)	18,425	326,731
Volvo AB Class B (Industrials, Machinery)	12,385	250,223
Volvo Car AB Class B (Consumer discretionary, Automobiles)†	28,734	109,493
		3,829,785
See accompanying notes to portfolio of investments
8 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Switzerland: 9.94%
ABB Ltd. (Industrials, Electrical equipment)	15,231	$580,894
Alcon, Inc. (Health care, Health care equipment & supplies)	3,117	260,835
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	24	287,179
CIE Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	4,642	660,027
Coca-Cola HBC AG (Consumer staples, Beverages)†	4,187	120,827
DSM-Firmenich AG (Materials, Chemicals)†	2,129	196,576
Dufry AG (Consumer discretionary, Specialty retail)†	2,571	114,558
EMS-Chemie Holding AG (Materials, Chemicals)	162	121,864
Givaudan SA (Materials, Chemicals)	40	133,492
Holcim AG (Materials, Construction materials)	6,349	420,895
Julius Baer Group Ltd. (Financials, Capital markets)	2,164	150,563
Kuehne & Nagel International AG (Industrials, Marine transportation)	1,090	328,104
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	2,484	172,264
Lonza Group AG (Health care, Life sciences tools & services)	597	330,416
Nestle SA (Consumer staples, Food products)	22,479	2,707,608
Novartis AG (Health care, Pharmaceuticals)	20,642	2,086,984
Partners Group Holding AG (Financials, Capital markets)	110	118,947
Roche Holding AG (Health care, Pharmaceuticals)	6,262	1,845,247
Roche Holding AG (Health care, Pharmaceuticals)	476	148,833
Schindler Holding AG (Industrials, Machinery)	570	127,215
Sika AG (Materials, Chemicals)	940	266,458
Sonova Holding AG (Health care, Health care equipment & supplies)	1,203	318,267
Straumann Holding AG (Health care, Health care equipment & supplies)	1,317	199,783
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	798	224,670
Swiss Life Holding AG (Financials, Insurance)	322	202,164
Swiss Re AG (Financials, Insurance)	1,247	121,263
Swisscom AG (Communication services, Diversified telecommunication services)	406	247,272
UBS Group AG (Financials, Capital markets)	12,505	332,674
VAT Group AG (Industrials, Machinery)144A	444	178,133
		13,004,012
United Kingdom: 13.46%
3i Group PLC (Financials, Capital markets)	15,311	386,659
Anglo American PLC (Materials, Metals & mining)	10,821	287,937
Ashtead Group PLC (Industrials, Trading companies & distributors)	4,867	340,583
Associated British Foods PLC (Consumer staples, Food products)	5,953	150,260
AstraZeneca PLC (Health care, Pharmaceuticals)	13,587	1,835,144
Auto Trader Group PLC (Communication services, Interactive media & services)144A	22,897	175,892
BAE Systems PLC (Industrials, Aerospace & defense)	30,244	386,004
Barclays PLC (Financials, Banks)	99,753	186,214
Barratt Developments PLC (Consumer discretionary, Household durables)	23,927	137,398
BP PLC (Energy, Oil, gas & consumable fuels)	171,976	1,062,063
British American Tobacco PLC (Consumer staples, Tobacco)	22,766	756,328
British Land Co. PLC (Real estate, Diversified REITs)	33,246	136,287
Bunzl PLC (Industrials, Trading companies & distributors)	7,205	258,302
Centrica PLC (Utilities, Multi-utilities)	84,548	162,532
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	4,359	279,456
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
United Kingdom (continued)
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	10,800	$272,671
Diageo PLC (Consumer staples, Beverages)	10,193	418,817
GSK PLC (Health care, Pharmaceuticals)	17,256	303,590
Halma PLC (Information technology, Electronic equipment, instruments & components)	4,546	123,470
Hargreaves Lansdown PLC (Financials, Capital markets)	18,698	180,303
HSBC Holdings PLC (Financials, Banks)†	187,003	1,381,336
Imperial Brands PLC (Consumer staples, Tobacco)	21,150	479,457
Informa PLC (Communication services, Media)	43,466	402,398
JD Sports Fashion PLC (Consumer discretionary, Specialty retail)	81,028	149,094
Land Securities Group PLC (Real estate, Diversified REITs)	16,570	126,491
Lloyds Banking Group PLC (Financials, Banks)	231,996	124,478
London Stock Exchange Group PLC (Financials, Capital markets)	2,328	241,178
Mondi PLC (Materials, Paper & forest products)	7,715	128,422
National Grid PLC (Utilities, Multi-utilities)	9,166	114,977
Prudential PLC (Financials, Insurance)	22,181	271,491
Reckitt Benckiser Group PLC (Consumer staples, Household products)	6,259	452,106
RELX PLC (Industrials, Professional services)	9,554	312,015
Rio Tinto PLC (Materials, Metals & mining)	8,735	539,166
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)†	76,623	215,778
Sage Group PLC (Information technology, Software)	10,931	134,458
Schroders PLC (Financials, Capital markets)	17,169	89,565
Shell PLC (Energy, Oil, gas & consumable fuels)	63,991	1,954,853
Smith & Nephew PLC (Health care, Health care equipment & supplies)	11,841	160,502
SSE PLC (Utilities, Electric utilities)	5,529	113,922
Standard Chartered PLC (Financials, Banks)	19,447	175,306
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	57,237	192,653
Unilever PLC (Consumer staples, Personal care products)	15,991	818,804
Unilever PLC (Consumer staples, Personal care products)	5,978	306,124
Vodafone Group PLC (Communication services, Wireless telecommunication services)	311,011	288,438
Whitbread PLC (Consumer discretionary, Hotels, restaurants & leisure)	8,723	380,130
Wise plc Class A (Financials, Financial services)†	15,117	122,600
WPP PLC (Communication services, Media)	8,682	84,225
		17,599,877
United States: 0.14%
Experian PLC (Industrials, Professional services)	5,127	179,389
Total common stocks (Cost $103,709,089)		126,846,033

	Dividend rate
Preferred stocks: 0.22%
Germany: 0.22%
Volkswagen AG (Consumer discretionary, Automobiles)	9.37	2,335	286,213
Total preferred stocks (Cost $364,534)			286,213
See accompanying notes to portfolio of investments
10 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.88%
Investment companies: 1.88%
Allspring Government Money Market Fund Select Class♠∞		5.26%	2,460,458	$2,460,458
Total short-term investments (Cost $2,460,458)				2,460,458
Total investments in securities (Cost $106,534,081)	99.10%			129,592,704
Other assets and liabilities, net	0.90			1,180,510
Total net assets	100.00%			$130,773,214

†	Non-income-earning security.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,401,432	$2,599,765	$(3,540,739)	$0	$0	$2,460,458	2,460,458	$39,386
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	22	9-15-2023	$2,337,091	$2,320,230	$0	$(16,861)
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 11

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
12 | Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$9,470,556	$0	$0	$9,470,556
Austria	376,138	0	0	376,138
Belgium	733,628	0	0	733,628
China	104,397	0	0	104,397
Denmark	4,255,236	0	0	4,255,236
Finland	1,085,952	0	0	1,085,952
France	15,471,749	0	0	15,471,749
Germany	9,822,007	0	0	9,822,007
Hong Kong	2,864,291	0	0	2,864,291
Ireland	956,633	0	0	956,633
Israel	1,224,088	0	0	1,224,088
Italy	2,798,312	0	0	2,798,312
Japan	28,377,997	0	0	28,377,997
Luxembourg	412,961	0	0	412,961
Netherlands	6,754,253	0	0	6,754,253
New Zealand	183,483	0	0	183,483
Norway	1,473,137	0	0	1,473,137
Portugal	153,581	0	0	153,581
Singapore	1,914,432	0	0	1,914,432
Spain	3,800,139	0	0	3,800,139
Sweden	3,829,785	0	0	3,829,785
Switzerland	13,004,012	0	0	13,004,012
United Kingdom	17,599,877	0	0	17,599,877
United States	179,389	0	0	179,389
Preferred stocks
Germany	286,213	0	0	286,213
Short-term investments
Investment companies	2,460,458	0	0	2,460,458
Total assets	$129,592,704	$0	$0	$129,592,704
Liabilities
Futures contracts	$16,861	$0	$0	$16,861
Total liabilities	$16,861	$0	$0	$16,861
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined International Developed Markets Portfolio | 13